Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenue Disaggregation

The revenue amounts by category, including main product and service lines and main geographic areas are presented below, including the reconciliation of revenue’s analytical composition with the reportable segments of the Company:

Revenue by category at December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,276.2	92.5	997.4	—	6.9	3,373.0
Aircraft/Development (Defense BU)	—	267.0	—	—	—	267.0
Others	82.1	2.0	107.0	—	—	191.1
Service	—	183.2	—	622.7	0.1	806.0
Spare Parts	—	67.4	—	358.1	8.5	434.0

Total	2,358.3	612.1	1,104.4	980.8	15.5	5,071.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,253.8	87.0	318.2	40.3	644.5	29.2	3,373.0
Aircraft/Development (Defense BU)	1.9	0.1	0.7	243.3	12.6	8.4	267.0
Others	66.6	11.9	5.2	74.7	8.9	23.8	191.1
Service	353.7	42.2	92.3	42.4	230.3	45.1	806.0
Spare Parts	283.0	8.8	15.6	42.3	69.7	14.6	434.0

Total	2,959.0	150.0	432.0	443.0	966.0	121.1	5,071.1

Revenue by category at December 31, 2017 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,691.8	—	1,175.0	—	7.1	3,873.9
Aircraft/Development (Defense BU)	—	651.8	—	—	—	651.8
Others	79.6	7.2	105.3	0.3	—	192.4
Service	—	177.8	—	622.2	1.0	801.0
Spare Parts	—	16.9	—	299.7	23.7	340.3

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,711.5	0.2	754.0	20.0	359.3	29.0	3,874.0
Aircraft/Development (Defense BU)	38.0	1.3	9.8	558.4	33.7	10.6	651.8
Others	104.1	0.2	1.7	11.9	0.3	74.1	192.3
Service	304.1	36.9	75.4	109.4	231.5	43.6	800.9
Spare Parts	180.2	13.0	18.6	49.2	66.8	12.6	340.4

Total	3,337.9	51.6	859.5	748.9	691.6	169.9	5,859.4

Revenue by category at December 31, 2016 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	2,868.6	42.2	1,402.9	—	0.1	4,313.8
Aircraft/Development (Defense BU)	—	578.4	—	—	(0.3)	578.1
Others	48.7	(6.2)	150.4	1.5	—	194.4
Service	(0.3)	194.4	—	596.9	1.8	792.8
Spare Parts	(0.1)	16.7	—	283.8	24.4	324.8

Total	2,916.9	825.5	1,553.3	882.2	26.0	6,203.9

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	3,150.6	164.7	664.2	41.2	250.9	42.2	4,313.8
Aircraft/Development (Defense BU)	112.1	(1.3)	14.2	445.5	3.8	3.8	578.1
Others	157.3	1.4	17.3	(10.6)	12.1	16.8	194.3
Service	318.4	35.4	68.6	132.5	193.4	44.5	792.8
Spare Parts	172.3	10.5	22.9	54.7	58.3	6.2	324.9

Total	3,910.7	210.7	787.2	663.3	518.5	113.5	6,203.9

Summary of Contract balances, including contract costs

The contracts are grouped in the categories above as they have are affected similarly by economic factors.

b)	Contract balances, including contract costs:

	Note	12.31.2018	12.31.2017	12.31.2016
			(Restated)	(Restated)
Contract assets		358.0	447.5	370.6
Contract costs (Other assets)		9.1	7.6	6.5
Contract liabilities		1,243.6	1,126.6	1,244.8

Customer advances		1,057.4	938.1	911.3
Deferred revenue		186.2	188.5	333.5
Financial guarantee	23	11.6	17.1	22.7

Summary of Other Assets Related to Obtain Contracts

The Company had the following amounts in other assets related to costs to obtain contracts:

	Sales commissions	Bank guarantee	Off Set Costs	Total
At January 01, 2016 (Restated)	—	9.3	—	9.3

Additions	5.9	2.6	0.1	8.6
Disposals	(5.9)	(5.4)	(0.1)	(11.4)

At December 31, 2016 (Restated)	—	6.5	—	6.5

Additions	(10.2)	1.5	5.6	(3.1)
Disposals	10.2	(0.4)	(5.6)	4.2

At December 31, 2017 (Restated)	—	7.6	—	7.6

Additions	1.5	1.4	0.8	3.7
Disposals	(0.9)	(0.5)	(0.8)	(2.2)

At December 31, 2018	0.6	8.4	—	9.0